MARKETABLE SECURITIES (Schedule of Maturity Dates of Debt Securities) (Details) - USD ($) $ in Thousands	Jun. 30, 2017	Dec. 31, 2016
Investments, Debt and Equity Securities [Abstract]
Due within one year	$ 30,189	$ 42,708
1 to 2 years	9,674	14,513
2 to 3 years	1,285	3,019
Total	$ 41,148	$ 60,240